SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Management performed an evaluation of the Company’s activity through the date the financial statements were issued, September 17, 2026, noting the following subsequent event:

Private Placement of Units – Settlement of Consideration in July 2026

On July 3, 2026, the Company received 491,849,359 EDGEAI as consideration for the approximately $700 million private placement of units issued on June 30, 2026. Upon receipt of the EDGEAI, the contra-equity Share subscription receivable recorded at June 30, 2026 was fully eliminated.